CHANGES IN EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Authorized share capital	R$ 99,580.5	R$ 80,143.8	R$ 83,327.8	R$ 84,017.6
Number of shares	15,757.6	15,753.8	15,750.2
Adjustments for share-based payments	R$ 392.5	R$ 331.6	R$ 313.9
Investment reserve limit percentage of net income	60.00%
Statutory reserve limit percentage of net income	5.00%
Statutory reserve limit of capital stock	20.00%
Statutory reserve supplementation cutoff percentage related to capital stock	30.00%
Interest on shareholders equity dividends	R$ 0.4228
Interest on shareholders equity distribution		R$ 0.6207	R$ 0.6480
Country Of Domicile [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum mandatory dividend	40.00%
Authorized Share Capital [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital	R$ 58,226.0	R$ 58,177.9	R$ 58,130.5
Number of shares	15,757.7	15,753.8	15,750.2